Taxation - Schedule of Components of the Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 18,924	$ 19,187	$ 19,814
Accrued expenses and others	(1,509)	(2,250)	(3,010)
Less: valuation allowance	(17,415)	(16,937)	(16,804)	$ (15,235)
Net deferred tax assets